Income taxes (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income tax expense	$ (32)	$ 0	$ 22
Deferred income tax expense (recovery)		$ 0	$ 123